Long-term investment	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-term investment

5.	Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

Investment
USD
Balance as of March 31, 2025	13,159,074
Share gain (loss) from equity investments	888,398
Impairment	—
Foreign currency translation adjustments	140,258
Balance as of September 30, 2025	14,187,730

Investment: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% equity ownership of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), in the name of Wuxi Wangdao, with a total consideration of $13,096,934 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders minute, the Company appointed 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

Wuxi Wangdao transferred its 3% equity share in Fujian Pingtan Ocean Fishery Corporation to WOFE on December 17, 2024 by entering into an Equity Share Transfer Agreement. After the transfer, Wuxi Wangdao retained its long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd after termination of the VIE agreements, and WOFE assumed the investment interest from Fujian Pingtan Ocean Fishery Corporation. Due to the transfer took place before VIE termination, the transfer was completed under common control. Subsequently, as part of termination of VIE on March 17, 2025, the common control between WOFE and Wuxi Wangdao ceased to exist. According to ASC 810 and ASC 805, the transfer in December 2024 and VIE termination in March 2025 shall be treated as a single transaction. In the course of VIE termination, the Company engaged third party valuation specialist for evaluation of the fair value of long-term investment. As a result, the Company recognized the difference of $3,471,165 (RMB 24,916,714) between fair value of $13,159,074 and book value of $16,630,239. Upon completion of VIE termination, the Company has recognized a total loss of $4,602,415, including net loss from discontinued operations for the period from April 1, 2024 to March 17, 2025. As there’s no further impairment indicator, thus the Company didn’t recognize any impairment over Investment from April 1, 2025 to September 30, 2025.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS